UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

The following N-Q relates only to the series (each, a "Fund") of Third Avenue Trust (the "Trust") listed below and does not relate to any series of the Trust with a different fiscal year and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Value Fund

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Each Fund's schedule of investments is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

FIRST QUARTER REPORT

JANUARY 31, 2018

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443- 1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2018 (Unaudited)

Principal Amount($)	Security†	Value (Note 1)

Corporate Notes - 0.39%
	Consumer Products - 0.39%
11,361,970	Home Products International, Inc., 2nd Lien, 6.000%, due 12/20/22 (a)(b)(c)(d)	$4,486,842

	Total Corporate Notes (Cost $25,025,995)	4,486,842

Shares

Common Stocks - 85.57%
	Asset Management - 9.14%
867,523	Bank of New York Mellon Corp. (The)	49,188,554
1,329,056	Brookfield Asset Management, Inc., Class A (Canada)	55,647,575
		104,836,129
	Automotive - 3.52%
100,978	Bayerische Motoren Werke AG (Germany)	11,534,500
441,593	Toyota Industries Corp. (Japan)	28,867,127
		40,401,627
	Banks - 8.48%
431,720	Comerica, Inc.	41,108,379
744,098	KeyCorp	15,923,697
254,799	PNC Financial Services Group, Inc. (The)	40,263,338
		97,295,414
	Consumer Products - 1.95%
526,368	Home Products International, Inc. (a)(b)(c)(d)(e)	1
501,930	Masco Corp.	22,416,194
		22,416,195
	Diversified Holding Companies - 12.95%
4,045,251	CK Hutchison Holdings, Ltd. (Cayman Islands)	54,564,297
878,725	Investor AB, Class B (Sweden)	42,970,836
276,068	Pargesa Holding S.A. (Switzerland)	25,166,990
3,309,567	Wheelock & Co., Ltd. (Hong Kong)	25,882,901
		148,585,024
	Forest Products & Paper - 7.00%
765,140	Interfor Corp. (Canada) (e)	14,500,336
1,751,884	Weyerhaeuser Co., REIT	65,765,725
		80,266,061

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Machinery & Equipment - 3.39%
992,129	Johnson Controls International PLC (Ireland)	$38,822,008
	Insurance & Reinsurance - 5.44%
63,673	Alleghany Corp. (e)	39,967,542
26,727	White Mountains Insurance Group, Ltd. (Bermuda)	22,448,007
		62,415,549
	Manufactured Housing - 3.36%
251,573	Cavco Industries, Inc. (e)	38,528,405
	Metal Service Center - 2.49%
326,286	Reliance Steel & Aluminum Co.	28,579,391
	Metals & Mining - 4.55%
5,032,295	Capstone Mining Corp. (Canada) (e)	5,686,903
4,751,597	Lundin Mining Corp. (Canada)	34,342,843
434,260	Warrior Met Coal, Inc.	12,146,252
		52,175,998
	Non-U.S. Real Estate Operating Companies - 4.41%
2,776,224	CK Asset Holdings, Ltd. (Cayman Islands)	26,417,446
3,464,714	Henderson Land Development Co., Ltd. (Hong Kong)	24,178,875
		50,596,321
	Oil & Gas Production & Services - 8.74%
193,173	EOG Resources, Inc.	22,214,895
999,841	Tidewater, Inc. (e)	27,945,556
863,132	Total S.A. (France)	50,044,634
		100,205,085
	Pharmaceuticals - 2.86%
176,500	Amgen, Inc.	32,837,825
	U.S. Homebuilder - 3.27%
589,518	Lennar Corp., Class A	36,939,198
11,790	Lennar Corp., Class B	597,046
		37,536,244
	U.S. Real Estate Investment Trusts - 1.44%
701,251	Forest City Realty Trust, Inc., Class A	16,458,361

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies - 2.58%
1,359,121	Tejon Ranch Co. (a)(e)	$29,642,429
	Total Common Stocks
	(Cost $706,048,495)	981,598,066
Preferred Stocks - 0.00%*
	Consumer Products - 0.00%*
12,839,145	Home Products International, Inc., Series A, Convertible, 8.000%
	Cash or Payment-in-kind (a)(b)(c)(d)(f)	1
	Total Preferred Stocks
	(Cost $0)	1

Principal Amount($)

Short-Term Investments - 17.43%
	U.S. Government Obligations - 17.43%
200,000,000	U.S. Treasury Bills, 1.196% - 1.281%, due 2/1/18-3/1/18 (g)	199,898,841
	Total Short-Term Investments
	(Cost $199,898,841)	199,898,841
	Total Investment Portfolio - 103.39%
	(Cost $930,973,331)	1,185,983,750
	Other Assets less Liabilities - (3.39%)	(38,938,648)
	NET ASSETS - 100.00%	$1,147,045,102

	Investor Class:
	Net assets applicable to 216,173 shares outstanding	$11,945,172
	Net asset value, offering and redemption price per share	$55.26

	Institutional Class:
	Net assets applicable to 20,549,738 shares outstanding	$1,135,099,930
	Net asset value, offering and redemption price per share	$55.24

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Notes:

(a)	Affiliated issuer - as defined in the Investment Company Act of 1940 (ownership by the Fund of 5% or more of the outstanding voting securities of these issuers).
(b)	Fair-valued security.
(c)	Security subject to restrictions on resale.

Shares/ Principal Amount($)	Issuer	Acquisition Date	Cost	Market Value Per Unit
526,368	Home Products International, Inc.	5/30/07	$54,667,471	$0.00	[1]
$11,361,970	Home Products International, Inc., 2nd Lien, 6.000%, due 12/20/22	3/16/07-10/2/17	25,025,995	39.49
12,839,145	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000% Cash or Payment-in-kind	3/16/07-10/2/17	—	0.00	[1]

1) Amount less than $0.01.

At January 31, 2018, these restricted securities had a total market value of $4,486,844 or 0.39% of net assets.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(g)	Annualized yield at date of purchase.
†	U.S. issuer unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States**	63.20%
Canada	9.60
Cayman Islands	7.06
Hong Kong	4.36
France	4.36
Sweden	3.75
Ireland	3.39
Japan	2.52
Switzerland	2.19
Bermuda	1.96
Germany	1.00
Total	103.39%

** Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments
at January 31, 2018 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks - 92.67%
	Asset Management - 2.84%
187,411	Legg Mason, Inc.	$7,987,457

	Auto Parts and Services - 3.54%
43,600	Dorman Products, Inc. (a)	3,289,184
46,947	Standard Motor Products, Inc.	2,248,761
34,064	Visteon Corp. (a)	4,431,045
		9,968,990
	Bank & Thrifts - 14.83%
197,686	Carter Bank & Trust (a)	3,479,274
108,051	Commerce Bancshares, Inc.	6,322,064
60,800	Cullen/Frost Bankers, Inc.	6,469,728
103,872	Prosperity Bancshares, Inc.	7,873,498
198,385	Southside Bancshares, Inc.	6,810,557
81,391	UMB Financial Corp.	6,200,366
111,300	WesBanco, Inc.	4,564,413
		41,719,900
	Business Services - 6.45%
125,500	Korn/Ferry International	5,592,280
166,523	SP Plus Corp. (a)	6,419,462
108,235	Viad Corp.	6,147,748
		18,159,490
	Computers-Integrated Systems - 1.95%
192,244	NetScout Systems, Inc. (a)	5,478,954

	Conglomerates - 1.44%
937	Seaboard Corp.	4,062,832

	Consulting and Information Technology Services - 8.97%
158,683	FTI Consulting, Inc. (a)	6,897,950
162,066	Genpact, Ltd. (Bermuda)	5,500,520
144,822	ICF International, Inc. (a)	7,690,048
229,006	Syntel, Inc. (a)	5,164,085
		25,252,603
	Electronic Components - 1.95%
147,700	Insight Enterprises, Inc. (a)	5,482,624

	Energy Exploration & Production - 2.73%
177,853	Carrizo Oil & Gas, Inc. (a)	3,576,624

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2018 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Energy Exploration & Production (continued)
79,000	PDC Energy, Inc. (a)	$4,096,150
		7,672,774
	Forest Products & Paper - 1.80%
267,005	Interfor Corp. (Canada) (a)	5,060,070

	General Building Contractors-Residential - 2.16%
270,800	BMC Stock Holdings, Inc. (a)	6,065,920

	Healthcare - 2.26%
118,617	AMN Healthcare Services, Inc. (a)	6,363,802

	Home Building - 2.38%
410,900	TRI Pointe Group, Inc. (a)	6,701,779

	Industrial Equipment - 1.91%
46,706	Alamo Group, Inc.	5,372,591

	Industrial Services - 17.55%
89,857	ABM Industries, Inc.	3,417,262
134,697	Comfort Systems USA, Inc.	5,738,092
132,204	Cubic Corp.	7,674,442
82,107	EMCOR Group, Inc.	6,673,657
241,920	Interface, Inc.	6,035,904
246,824	MYR Group, Inc. (a)	8,362,397
131,444	Tetra Tech, Inc.	6,532,767
29,910	UniFirst Corp.	4,944,123
		49,378,644
	Insurance & Reinsurance - 3.89%
293,196	Aspen Insurance Holdings, Ltd. (Bermuda)	10,950,871

	Metals Manufacturing - 2.46%
62,678	Kaiser Aluminum Corp.	6,909,623

	Oil & Gas Production & Services - 2.97%
298,790	Tidewater, Inc. (a)	8,351,180

	Optical Components - 1.28%
201,400	Finisar Corp. (a)	3,617,144

	Real Estate - 0.23%
12,945	FRP Holdings, Inc. (a)	646,603

	Securities Trading/Processing Services - 1.86%
62,900	DST Systems, Inc.	5,243,973

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Software and Services - 1.53%
95,200	CSG Systems International, Inc.	$4,300,184

	Technology Hardware & Equipment - 1.49%
96,807	Synaptics, Inc. (a)	4,195,615

	U.S. Real Estate Operating Companies - 4.20%
140,451	Alico, Inc.	3,778,132
421,283	Five Point Holdings, LLC, Class A (a)	5,813,705
124,753	Kennedy-Wilson Holdings, Inc.	2,214,366
		11,806,203
	Total Common Stocks (Cost $181,051,248)	260,749,826

Principal
Amount($)

Short-Term Investments - 6.04%
	U.S. Government Obligations - 6.04%
17,000,000	U.S. Treasury Bills, 1.196%, due 2/22/18 (b)	16,988,150

	Total Short-Term Investments
	(Cost $16,988,150)	16,988,150

	Total Investment Portfolio - 98.71%
	(Cost $198,039,398)	277,737,976
	Other Assets less Liabilities - 1.29%	3,638,469

	NET ASSETS - 100.00%	$281,376,445

	Investor Class:
	Net assets applicable to 207,897 shares outstanding	$4,343,232
	Net asset value, offering and redemption price per share	$20.89

	Institutional Class:
	Net assets applicable to 13,092,236 shares outstanding	$277,033,213
	Net asset value, offering and redemption price per share	$21.16

Notes:

(a)	Non-income producing security.
(b)	Annualized yield at date of purchase.

†	U.S. issuer unless otherwise noted.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Country Concentration
% of Net Assets
United States**	91.07%
Bermuda	5.84
Canada	1.80
Total	98.71%

**	Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments

at January 31, 2018 (Unaudited)

Principal			Value
Amount‡		Security†	(Note 1)

Term Loans - 0.43%
		Non-U.S. Real Estate Operating Companies - 0.00%*
36,461	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/18 (Luxembourg)(a)(b)(c)(d)	$45,268

		Retail-Department Stores - 0.43%
10,000,000		Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, 4.805% (USD 3 Month LIBOR + 3.250%), due 10/25/20 (c)	8,571,880

		Total Term Loans
		(Cost $8,515,509)	8,617,148

Shares

Common Stocks & Warrants - 88.09%
		Banks - 5.48%
896,250		PNC Financial Services Group, Inc., Warrants, expire 12/31/18 (e)	81,531,862
520,400		Zions Bancorporation	28,117,212
			109,649,074
		Consulting/Management - 0.98%
501,745		FNF Group	19,558,020

		Forest Products & Paper - 10.06%
2,836,842		Rayonier, Inc., REIT	92,083,891
2,906,815		Weyerhaeuser Co., REIT	109,121,835
			201,205,726
		Industrial Services - 0.94%
51,400		AMERCO	18,765,112

		Lodging & Hotels - 1.67%
4,384,514		Millennium & Copthorne Hotels PLC (United Kingdom)	33,341,979

		Non-U.S. Real Estate Consulting/Management - 1.08%
1,483,350		Savills PLC (United Kingdom)	21,566,810

		Non-U.S. Real Estate Investment Trusts - 9.80%
4,889,153		Hammerson PLC (United Kingdom)	34,247,264
6,580,499		Land Securities Group PLC (United Kingdom)	93,686,815
8,246,476		Segro PLC (United Kingdom)	68,200,066
			196,134,145
		Non-U.S. Real Estate Operating Companies - 29.46%
2,077,489		Brookfield Asset Management, Inc., Class A (Canada)	86,984,464
2,208,845		Capital & Counties Properties PLC (United Kingdom)	9,276,246

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks & Warrants (continued)
	Non-U.S. Real Estate Operating Companies (continued)
5,367,350	City Developments, Ltd. (Singapore)	$54,094,300
13,433,000	CK Asset Holdings, Ltd. (Cayman Islands)	127,823,097
13,603,077	Henderson Land Development Co., Ltd. (Hong Kong)	94,930,521
2,418,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	41,804,431
10,889,176	Westfield Corp., REIT (Australia)	80,653,556
3,428,660	Wharf Holdings Ltd. (The) (Hong Kong)	13,969,989
10,203,500	Wheelock & Co., Ltd. (Hong Kong)	79,797,804
		589,334,408
	Retail-Building Products - 2.32%
442,930	Lowe’s Cos., Inc.	46,388,059

	U.S. Homebuilder - 5.66%
1,773,764	Lennar Corp., Class A	111,144,052
40,095	Lennar Corp., Class B	2,030,411
		113,174,463
	U.S. Real Estate Investment Trusts - 13.61%
789,800	Acadia Realty Trust	19,397,488
1,574,413	First Industrial Realty Trust, Inc.	48,586,385
4,132,617	Forest City Realty Trust, Inc., Class A	96,992,521
297,747	JBG SMITH Properties	10,048,961
790,662	Macerich Co. (The)	51,053,046
643,594	Vornado Realty Trust	46,132,818
		272,211,219
	U.S. Real Estate Operating Companies - 7.03%
1,712,857	Five Point Holdings, LLC, Class A (e)	23,637,427
4,557,222	Five Point Holdings, LLC, Class A (a)(d)(e)(f)	61,515,962
1,129,952	Tejon Ranch Co. (e)	24,644,253
4,556,286	Trinity Place Holdings, Inc. (e)(f)(g)	30,800,486
		140,598,128
	Total Common Stocks & Warrants
	(Cost $1,050,009,299)	1,761,927,143

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Notional Amount($)	Security†	Value (Note 1)

Purchased Options - 0.02%
	Total Purchased Options (Cost $929,638)	$447,491

Principal Amount($)

Short-Term Investments - 14.49%
	U.S. Government Obligations - 14.49%
290,000,000	U.S. Treasury Bills, 1.196% - 1.251%, due 2/1/18-3/1/18 (h)	289,833,342
	Total Short-Term Investments (Cost $289,833,342)	289,833,342
	Total Investment Portfolio - 103.03% (Cost $1,349,287,788)	2,060,825,124
	Other Assets less Liabilities - (3.03%)	(60,554,150)
	NET ASSETS - 100.00%	$2,000,270,974
	Investor Class:
	Net assets applicable to 7,320,900 shares outstanding	$255,828,610
	Net asset value, offering and redemption price per share	$34.94
	Institutional Class:
	Net assets applicable to 49,650,833 shares outstanding	$1,744,442,364
	Net asset value, offering and redemption price per share	$35.13

Notes:

(a)	Fair-valued security.

(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.

(c)	Variable rate security. The rate disclosed was in effect as of January 31, 2018.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Non-income producing security.

(f)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
4,557,222	Five Point Holdings, LLC, Class A	5/9/08 - 4/3/13	$75,516,188	$13.50
4,556,286	Trinity Place Holdings, Inc.	10/2/13 - 3/31/17	21,123,824	6.76

At January 31, 2018, these restricted securities had a total market value of $92,316,448 or 4.62% of net assets.

(g)	Affiliated issuer - as defined in the Investment Company Act of 1940 (ownership by the Fund of 5% or more of the outstanding voting securities of these issuers).

(h)	Annualized yield at date of purchase.

‡	Denominated in U.S. Dollars unless otherwise noted.

†	U.S. issuer unless otherwise noted.

*	Amount represents less than 0.01% of net assets.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

EUR: Euro.

LIBOR: London Interbank Offered Rate.

REIT: Real Estate Investment Trust.

USD: United States Dollar

Country Concentration

% of Net Assets
United States**	61.01%
United Kingdom	13.02
Hong Kong	11.53
Cayman Islands	6.39
Canada	4.35
Australia	4.03
Singapore	2.70
Luxembourg*	0.00
Total	103.03%

**	Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

*	Amount represents less than 0.01% of net assets.

Purchased Options

Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value

JBG SMITH Properties, Call	Goldman Sachs & Co.	$7,425,000	36.50 USD	07/20/18	$182,566

JBG SMITH Properties, Call	Goldman Sachs & Co.	12,555,000	37.00 USD	07/20/18	263,875

U.S. Currency, Call	JPMorgan Chase Bank, N.A.	300,000,000	8.18 HKD	08/15/18	1,050

Total Purchased Options (Cost $929,638)					$447,491

USD: United States Dollar.

HKD: Hong Kong Dollar.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Written Options

Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value

JBG SMITH Properties, Put	Goldman Sachs & Co.	$7,425,000	30.50 USD	07/20/18	$(160,207)
JBG SMITH Properties, Put	Goldman Sachs & Co.	12,555,000	31.00 USD	07/20/18	(320,828)

Total Written Options (Premiums received $(527,289))					$(481,035)

USD: United States Dollar.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments

at January 31, 2018 (Unaudited)

Principal Amount($)	Security†	Value (Note 1)

Corporate Bonds - 2.07%
	Oil & Gas Production & Services - 2.07%
2,900,000	Petroleum Geo-Services ASA, 7.375%, due 12/15/20 (Norway) (a)	$2,878,250
	Total Corporate Bonds (Cost $2,786,505)	2,878,250

Shares

Common Stocks - 90.92%
	Agricultural Equipment - 1.47%
139,206	CNH Industrial N.V. (Netherlands)	2,046,328
	Automotive - 2.13%
26,018	Bayerische Motoren Werke AG (Germany)	2,971,980
	Building & Construction Products/Services - 3.32%
816,900	Grupo Cementos de Chihuahua S.A.B de C.V. (Mexico)	4,622,666
	Capital Goods - 3.42%
78,521	Nexans S.A. (France)	4,762,675
	Diversified Holding Companies - 10.86%
442,660	CK Hutchison Holdings, Ltd. (Cayman Islands)	5,970,812
563,000	Cosan Ltd., Class A (Bermuda)	6,451,980
100,233	Leucadia National Corp.	2,713,307
		15,136,099
	Engineering & Construction - 3.18%
30,685	Cie d’Entreprises CFE (Belgium)	4,434,513
	Food & Beverage - 2.66%
991,239	C&C Group PLC (Ireland)	3,710,501
	Forest Products & Paper - 7.11%
362,293	Interfor Corp. (Canada) (b)	6,865,894
81,243	Weyerhaeuser Co., REIT	3,049,862
		9,915,756
	Media - 3.32%
157,919	Vivendi S.A. (France)	4,626,985
	Metals & Mining - 12.76%
8,471,012	Capstone Mining Corp. (Canada) (b)	9,572,932
749,385	Lundin Mining Corp. (Canada)	5,416,287
100,271	Warrior Met Coal, Inc.	2,804,580
		17,793,799

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Oil & Gas Production & Services - 15.01%
461,863	John Wood Group PLC (United Kingdom)	$4,257,539
2,785,957	Petroleum Geo-Services ASA (Norway) (b)	8,273,407
201,460	Tidewater, Inc. (b)	5,630,807
13,899,800	Vard Holdings, Ltd. (Singapore) (b)	2,754,953
		20,916,706
	Real Estate - 12.49%
888,646	Atrium European Real Estate, Ltd. (Jersey)	4,655,947
535,098	CK Asset Holdings, Ltd. (Cayman Islands)	5,091,780
493,460	Henderson Land Development Co., Ltd. (Hong Kong)	3,443,663
2,217,078	Hibernia REIT, PLC (Ireland)	4,217,029
		17,408,419
	Retail & Restaurants - 7.14%
971,150	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands) (b)	9,954,287
	Transportation Infrastructure - 6.05%
217,242	easyJet PLC (United Kingdom)	5,120,286
3,002,645	Santos Brasil Participacoes S.A. (Brazil) (b)	3,317,423
		8,437,709
	Total Common Stocks (Cost $108,922,120)	126,738,423
	Total Investment Portfolio - 92.99% (Cost $111,708,625)	129,616,673
	Other Assets less Liabilities - 7.01%	9,774,065
	NET ASSETS - 100.00%	$139,390,738
	Investor Class:
	Net assets applicable to 270,893 shares outstanding.	$5,663,967
	Net asset value, offering and redemption price per share	$20.91
	Institutional Class:
	Net assets applicable to 6,433,701 shares outstanding.	$133,726,771
	Net asset value, offering and redemption price per share	$20.79

Notes:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments (continued)

at January 31, 2018 (Unaudited)

Country Concentration

% of Net Assets
Canada	15.68%
United States	10.18
Norway	8.00
Cayman Islands	7.93
British Virgin Islands	7.14
France	6.74
United Kingdom	6.73
Ireland	5.69
Bermuda	4.63
Jersey	3.34
Mexico	3.32
Belgium	3.18
Hong Kong	2.47
Brazil	2.38
Germany	2.13
Singapore	1.98
Netherlands	1.47
Total	92.99%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Notes to Portfolios of Investments

January 31, 2018 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, and Third Avenue International Value Fund (each a “Fund” and, collectively, the “Funds”). Please see also Note 3 to the Portfolios of Investments—“Subsequent Events.” The Trust also contains the Third Avenue Focused Credit Fund, a separate non-diversified investment series of the Trust, whose portfolio of investments is presented separately. Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”). Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value,” as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At January 31, 2018, such securities had a total fair value of $4,846,844, or 0.39% of net assets of Third Avenue Value Fund, and $61,561,230, or 3.08% of net assets of Third Avenue Real Estate Value Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at January 31, 2018. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

•       Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•       Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•       Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

quoted bid and ask prices. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds and Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

The following is a Summary by Level of Inputs used to value the Funds’ investments as of January 31, 2018:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$22,416,194	$-	$-	$-
Diversified Holding Companies	-	-	-	9,165,287
Non-U.S. Real Estate Operating Companies	-	-	86,984,464	-
Oil & Gas Production & Services	50,160,451	8,351,180	-	8,385,760
Real Estate	-	646,603	-	8,872,976
U.S. Real Estate Operating Companies	29,642,429	11,806,203	79,082,166	-
Other**	589,751,385	239,945,840	802,518,483	60,915,559
Total for Level 1 Securities	691,970,459	260,749,826	968,585,113	87,339,582
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Automotive	40,401,627	-	-	2,971,980
Capital Goods	-	-	-	4,762,675
Diversified Holding Companies	148,585,024	-	-	5,970,812
Lodging & Hotels	-	-	33,341,979	-
Media	-	-	-	4,626,985
Non-U.S. Real Estate Investment Trusts	-	-	196,134,145	-
Non-U.S. Real Estate Operating Companies	50,596,321	-	502,349,944	-
Oil & Gas Production & Services	50,044,634	-	-	12,530,946
Real Estate	-	-	-	8,535,443
Corporate Bonds	-	-	-	2,878,250
Term Loans	-	-	8,571,880	-
Purchased Options:
Equity Options	-	-	446,441	-
Foreign Currency Call Options	-	-	1,050	-
Short-Term Investments:
U.S. Government Obligations	199,898,841	16,988,150	289,833,342	-
Total for Level 2 Securities	489,526,447	16,988,150	1,030,678,781	42,277,091

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

Summary by Level of Inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	$1	$-	$-	$-
U.S. Real Estate Operating Companies	-	-	61,515,962	-
Corporate Notes	4,486,842	-	-	-
Preferred Stocks:
Consumer Products	1	-	-	-
Term Loans	-	-	45,268	-
Total for Level 3 Securities	4,486,844	-	61,561,230	-
Total Value of Investments	$1,185,983,750	$277,737,976	$2,060,825,124	$129,616,673
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Equity Options	$-	$-	$(481,035)	$-
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$-	$-	$(481,035)	$-

†	The value of securities that were transferred from Level 1 to Level 2 for Third Avenue Real Estate Value Fund was $35,230,778. The transfer was due to certain securities trading primarily outside the U.S. whose values were adjusted following the close of the local trading market at January 31, 2018. The value of securities that were transferred from Level 2 to Level 1 for Third Avenue International Value Fund was $9,156,127. The transfer was due to certain securities trading primarily outside the U.S. whose values were adjusted following the close of the local trading market at October 31, 2017.

**	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

Transfers from Level 1 to Level 2, or from Level 2 to Level 1, are recorded utilizing values as of the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common Stocks	Preferred Stocks		Corporate Notes	Total
Balance as of 10/31/17 (fair value)
Consumer Products	$1	$1		$7,013,744	$7,013,746
Sales
Consumer Products	-	-	*	-	-
Net change in unrealized gain/(loss)
Consumer Products	-	-		(2,526,902)	(2,526,902)
Balance as of 1/31/18 (fair value)
Consumer Products	1	1		4,486,842	4,486,844
Total	$1	$1		$4,486,842	$4,486,844
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2018:	$-	$-		$(2,526,902)	$(2,526,902)

* Shares reduced by corporate action.

Third Avenue Real Estate Value Fund

	Common Stocks	Term Loans	Total
Balance as of 10/31/17 (fair value)
Non-U.S. Real Estate Operating Companies	$-	$42,258	$42,258
U.S. Real Estate Operating Companies	57,490,575	-	57,490,575
Payment-in-kind
Non-U.S. Real Estate Operating Companies	-	218	218
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	-	2,792	2,792
U.S. Real Estate Operating Companies	4,025,387	-	4,025,387

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

Third Avenue Real Estate Value
Fund (continued)

	Common Stocks	Term Loans	Total
Balance as of 1/31/18 (fair value)
Non-U.S. Real Estate Operating Companies	$-	$45,268	$45,268
U.S. Real Estate Operating Companies	61,515,962	-	61,515,962
Total	$61,515,962	$45,268	$61,561,230
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2018:	$4,025,387	$2,792	$4,028,179

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

	Fair Value at		Valuation	Unobservable
Third Avenue Value Fund	1/31/18		Technique(s)	Input(s)	Multiple
Corporate Notes	$4,487		Market Comparable Companies	Enterprise Multiple	5.0x
Other (a)	-	*
	$4,487
					Percentage
	Fair Value at		Valuation	Unobservable	Discount on
Third Avenue Real Estate Value Fund	1/31/18		Technique(s)	Input(s)	Restricted Shares
Common Stocks	$61,516		Option Pricing Model (b)	Share Volatility	2.18%
Other (a)	45
	$61,561

(a)	Includes securities less than 0.50% of net assets of the Fund.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.

*	Amount less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiple may increase (decrease) the fair value measurement.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•         Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•         Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-in-kind securities (“PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (LIBOR), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2018.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2018 (Unaudited)

whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended January 31, 2018, Third Avenue Real Estate Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies and purchased call options and written put options on equities to gain long exposure to the underlying instruments.

2. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

3. SUBSEQUENT EVENTS

At the close of business on March 16, 2018, the Third Avenue International Value Fund was merged into the Third Avenue Value Fund.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BOARD OF TRUSTEES

William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Eric Rakowski

Patrick Reinkemeyer
Charles C. Walden — Chairman

Martin Shubik — Advisory Trustee
Martin J. Whitman — Chairman Emeritus

OFFICERS

W. James Hall III — President, General Counsel, Secretary
Michael A. Buono — Chief Financial Officer, Treasurer

Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802
Providence, RI 02940-8002

610-239-4600

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue

 New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
383 Madison Avenue, 4th Floor
New York, NY 10179

	Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

Item 2. Controls and Procedures.

(a)
The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	March 29, 2018

By:	/s/ Michael A. Buono

Name:	Michael A. Buono

Title:	Principal Financial Officer

Date:	March 29, 2018